Borrowings and other financial liabilities - Schedule Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 31,785	$ 20,957
Lease liabilities included in the Consolidated balance sheet	25,435	16,868
Current	9,860	721
Non-Current	15,575	16,147
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	10,727	1,121
One to five years [Member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	20,752	19,631
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 306	$ 205